Organization (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 14, 2025	Jan. 08, 2025	May 30, 2023	Dec. 31, 2024	Jan. 07, 2025
Windsor Holdings Co., Ltd. [Member]
Organization [Line Items]
Percentage of equity interests			100.00%
Hainan Senhan [Member]
Organization [Line Items]
Percentage of equity interests				58.689%
Jilin Zhengye [Member]
Organization [Line Items]
Percentage of equity interests				25.1524%
Initial Public Offering [Member] | Subsequent Event [Member]
Organization [Line Items]
Purchase of shares	225,000	1,500,000
Price per ordinary share	$ 4	$ 0.000025			$ 4
Number of days for exercisable		45 days
Additional Purchase Ordinary Shares		225,000
Net proceeds	$ 6.0
Initial Public Offering [Member] | Subsequent Event [Member]
Organization [Line Items]
Net proceeds	$ 6.9